Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment EquityBasedAwardPlan	Dec. 31, 2016 USD ($) Segment
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Number of reportable Segments | Segment	1	1
Description of criteria for presents separate information on an operating segment	(i) reported revenue of the segment is 10% or more of the consolidated revenue; or (ii) the absolute amount of reported profit or loss of the segment is 10% or more of consolidated profit or loss; or (iii) assets of the segment are 10% or more of consolidated assets.
Minimum percentage required for debt modification	10.00%
Duration limit for committed to the asset held for sale	1 year
Impairment loss, recognized	$ 0	$ 3,190,000
Number of equity based award plans | EquityBasedAwardPlan	2
Percentage of PSU to long-term incentive program	67.00%
Percentage of RSU to long-term incentive program	33.00%
Description of impairment condition on investments	Generally, the Corporation will judge that a decrease of 25% in the value of the investment or a decline for a period of 12 months to be significant and prolonged respectively.
Percentage decrease for assessing whether the investments held are impaired	25.00%
Period decline for assessing whether the investments held are impaired	12 months
Restricted Share Units
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Description of vesting requirements for share-based payment arrangement	The RSUs vest in equal annual installments over a four-year period (graded vesting method), generally subject to continued employment through each vesting date.
Vesting period	4 years
Performance Share Units
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Description of vesting requirements for share-based payment arrangement	The PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period and subject to an additional total shareholder return condition (the “TSR Condition”) as well as the individual remaining employed by, or continuing to provide services to, the Corporation.
Performance period	3 years
Maximum eligible percentage for additional PSUs of PSUs granted subject to conditions	50.00%
Deferred Share Units
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Description of vesting requirements for share-based payment arrangement	Vesting for the DSU grants begins on the accounting grant date and will vest over either a one-, two- or three-year period.
Dividends expected to be paid during vesting period	$ 0
Minimum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Budgets and forecast calculations covering period for impairment of asset calculation	3 years
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Budgets and forecast calculations covering period for impairment of asset calculation	5 years
Fair value of deferred consideration measurement period	1 year
Stars Interactive Group
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Business acquisition date	Aug. 01, 2014